Statements Of Changes In Partners' Capital	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series A [Member] USD ($) $ / item shares	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series B [Member] USD ($) $ / item shares	Limited Partners [Member] Millburn Multi-Markets Fund L.P. [Member] Series C [Member] USD ($) $ / item shares	Limited Partners [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	New Profit Memo Account [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	General Partner [Member] Millburn Multi-Markets Fund L.P. [Member] USD ($)	General Partner [Member] Millburn Multi-Markets Trading L.P. [Member] USD ($)	Millburn Multi-Markets Fund L.P. [Member] USD ($)	Millburn Multi-Markets Trading L.P. [Member] USD ($)
PARTNERS' CAPITAL at Dec. 31, 2013	$ 116,781,042	$ 10,758,367	$ 4,112,988	$ 223,671,126		$ 2,572,915	$ 1,404,989	$ 134,225,312	$ 225,076,115
PARTNERS' CAPITAL, units at Dec. 31, 2013 | shares	137,419.5284	11,797.5645	4,460.4110
Capital contributions	$ 4,421,175	$ 235,000		8,701,175				4,656,175	8,701,175
Capital contributions, units | shares	4,729.3870	223.6920
Capital withdrawals	$ (30,239,318)	$ (4,733,876)	$ (1,660,879)	(99,521,289)			$ (1,300,926)	(36,634,073)	(100,822,215)
Capital withdrawals, units | shares	(34,403.2760)	(5,010.2382)	(1,709.1135)
Net income	$ 14,136,931	$ 1,208,540	$ 518,713	28,862,443	$ 37,714	500,882	$ 255,849	16,365,066	29,156,006
General Partner's allocation - profit share				$ (463,212)	463,212				(463,212)
Transfer of New Profit Memo Account to General Partner					$ (500,926)		$ 500,926
PARTNERS' CAPITAL at Dec. 31, 2014	$ 105,099,830	$ 7,468,031	$ 2,970,822	$ 161,250,243		3,073,797	$ 860,838	118,612,480	162,111,081
PARTNERS' CAPITAL, units at Dec. 31, 2014 | shares	107,745.6394	7,011.0183	2,751.2975
NET ASSET VALUE PER UNIT | $ / item	975.44	1,065.18	1,079.79
Capital contributions	$ 9,818,216	$ 971,192	$ 50,000	10,839,408				10,839,408	10,839,408
Capital contributions, units | shares	9,854.2002	892.1194	45.7731
Capital withdrawals	$ (11,439,987)	$ (495,767)	$ (563,637)	(13,987,786)		(300,000)	$ (142,581)	(12,799,391)	(14,130,367)
Capital withdrawals, units | shares	(11,454.3895)	(453.9811)	(499.4635)
Net income	$ 4,668,192	$ 490,449	$ 188,223	9,149,693	$ 32	267,805	$ 77,368	5,614,669	9,227,093
Profit share		(53,202)	(18,732)					(71,934)
General Partner's allocation - profit share				$ (142,549)	142,549				(142,549)
Transfer of New Profit Memo Account to General Partner					$ (142,581)		$ 142,581
PARTNERS' CAPITAL at Dec. 31, 2015	$ 108,146,251	$ 8,380,703	$ 2,626,676	$ 167,109,009		$ 3,041,602	$ 938,206	$ 122,195,232	$ 168,047,215
PARTNERS' CAPITAL, units at Dec. 31, 2015 | shares	106,145.4501	7,449.1566	2,297.6071
NET ASSET VALUE PER UNIT | $ / item	1,018.85	1,125.05	1,143.22